Insurance Contracts_The Exposure Of Market Risk Arising From Embedded Derivatives Included In Host Insurance Contracts(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
KB Life Insurance Co., Ltd. | Total
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	₩ 1,301,085	₩ 1,256,619
Guarantee reserve		5,801	6,176
KB Life Insurance Co., Ltd. | Variable annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	490,551	429,970
Guarantee reserve		2,782	2,565
KB Life Insurance Co., Ltd. | Variable universal
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	90,337	91,988
Guarantee reserve		2,515	3,095
KB Life Insurance Co., Ltd. | Variable saving
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	720,197	734,661
Guarantee reserve		504	₩ 516
Prudential Life Insurance Company of Korea Ltd. | Total
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	4,720,597
Guarantee reserve		862,157
Prudential Life Insurance Company of Korea Ltd. | Variable whole life
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	241,955
Guarantee reserve		112,620
Prudential Life Insurance Company of Korea Ltd. | Variable annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	2,487,715
Guarantee reserve		30,306
Prudential Life Insurance Company of Korea Ltd. | Variable Universal (Protection)
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	1,544,241
Guarantee reserve		718,783
Prudential Life Insurance Company of Korea Ltd. | Variable Universal (Savings)
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	446,686
Guarantee reserve		₩ 448

[1]	Excludes the amount of the lapsed reserve.